NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST

     Supplement to the Joint Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
BALANCED PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
BALANCED PORTFOLIO FOR QUALIFIED PLANS

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
GROWTH PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
GUARDIAN PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
LIMITED MATURITY PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
LIQUID ASSET PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
MID-CAP GROWTH PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
PARTNERS PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISER MANAGEMENT TRUST
SOCIALLY RESPONSIVE PORTFOLIO

     Supplement to the Prospectus dated May 1, 1999

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Individuals who are principals of NB LLC are now employees of NB LLC.

     The date of this Supplement is October 11, 1999.

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST


     Supplement to the Joint Statement of Additional Information dated May 1, 1999.

I. Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. ("NBMI") are wholly owned subsidiaries of Neuberger Berman Inc. ("NB Inc."), a publicly held company. Certain current and former directors and officers of NB Inc. and its subsidiaries ("principals") and their affiliated family limited partnerships and trusts ("family affiliates") own approximately 72% of NB Inc.'s outstanding shares. These principals and their family affiliates have agreed to vote their shares of NB Inc. in accordance with a majority of the shares held by all of the principals and their family affiliates cast in a preliminary vote held prior to any meeting of stockholders of NB Inc.

     Lawrence Zicklin and Richard Cantor have retired from NB LLC and are now the non-executive chairman and vice-chairman of NB Inc., respectively. They will also remain on the Board of Directors of NBMI. Mr. Zicklin remains in his position with the Trusts. Individuals who were principals of NB LLC are now employees of NB LLC. Stanley Egener has retired as president of NBMI, but remains in his position with the Trusts. Peter Sundman, formerly a senior vice president, has succeeded him.

     The date of this Supplement is October 11, 1999.